Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Earnings Per Share
The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31,
(In thousands, except per share data)	2016	2015	2014
Earnings per common share - basic
Net income	$186,777	$142,844	$105,382
Preferred stock dividends	(7,977)	—	—
Dividends and undistributed earnings allocated to unvested restricted shares	(1,872)	(1,680)	(1,651)
Net income allocated to common shareholders - basic	$176,928	$141,164	$103,731
Weighted average common shares outstanding	40,948	38,214	31,307
Earnings per common share - basic	4.32	3.69	3.31

Earnings per common share - diluted
Net income allocated to common shareholders - basic	$176,928	$141,164	$103,731
Dividends and undistributed earnings allocated to unvested restricted shares	(37)	(48)	(34)
Net income allocated to common shareholders - diluted	$176,891	$141,116	$103,697
Weighted average common shares outstanding	40,948	38,214	31,307
Dilutive potential common shares	158	96	126
Weighted average common shares outstanding - diluted	41,106	38,310	31,433
Earnings per common share - diluted	$4.30	$3.68	$3.30